ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.
ORGANIZATION AND PRINCIPAL ACTIVITIES

UP Fintech Holding Limited (the “Company”) was incorporated under the laws of Cayman Islands on January 26, 2018. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively, the “Group”) are primarily engaged in providing online brokerage services.

As of December 31, 2022, details of the Group’s major principal operating subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

	Date of incorporation or acquisition	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
Tiger Brokers (NZ) Limited (“TBNZ”)	August 02, 2016	New Zealand	100%
Up Fintech International Limited (“Up International”)	February 08, 2018	Hong Kong	100%
Tiger Fintech (Singapore) PTE Ltd. (“Tiger SG”)	March 13, 2018	Singapore	100%
Tiger Brokers (Singapore) PTE Ltd. (“Tiger Brokers SG”)	March 27, 2018	Singapore	100%
US Tiger Securities, Inc. (“US Tiger Securities”)	March 30, 2018	United States of America(“USA”)	100%
Beijing Bohu Xiangshang Technology Co., LTD (“Beijing BHXS”, “Beijing WFOE I”)	May 17, 2018	PRC	100%
Tiger Fintech Holdings, Inc (“Tiger Fintech Holdings”)	July 09, 2018	USA	100%
Beijing Xiangshang Yixin Technology Co., Ltd (“Beijing Yixin”, “Beijing WFOE II”)	July 26, 2018	PRC	100%
Trading Front Inc (“Trading Front”)	August 01, 2018	USA	100%
Wealthn LLC (“Wealthn”)	August 01, 2018	USA	100%
Kastle Limited (“Kastle”)	October 15, 2018	Hong Kong	100%
Tung Chi Consulting Limited (“Tung Chi”)	January 29, 2019	Hong Kong	100%
TradeUP Securities Inc (US) (“TradeUP Securities”)	July 12, 2019	USA	100%
Tradeup Inc. (“Tradeup”)	October 10, 2019	USA	100%
Hangzhou U-Tiger Technology Co. LTD (“Hangzhou U-Tiger”)	April 09, 2020	PRC	100%[2]
Tiger Fintech (NZ) Limited (“TFNZ”)	May 17, 2021	New Zealand	100%
Tiger Services (AU) Pty Ltd (“Tiger Services AU”)	August 27, 2021	Australia	100%
Tiger Brokers (AU) PTY Limited (“TBAU”)	September 13, 2021	Australia	100%
Tiger Brokers (HK) Global Limited (“Tiger Brokers HK”)	October 26, 2021	Hong Kong	100%
VIEs:
Beijing Xiangshang Rongke Technology Co. LTD (“Beijing Rongke”, “Ningxia VIE”)	June 11, 2014	PRC	Consolidated VIE
Beijing Xiangshang Yiyi Laohu Technology Group Co., LTD (“Beijing Yiyi”, “Beijing VIE”)	October 29, 2018	PRC	Consolidated VIE
VIEs’ subsidiaries:
Tiger Technology Corporation Limited (“Tiger Technology”)	October 14, 2014	Hong Kong	VIE’s subsidiary
Beijing U-Tiger Network Technology Co., LTD (“Beijing U-Tiger Network”)	April 20, 2016	PRC	VIE’s subsidiary
Beijing U-Tiger Business Service Co., Ltd (“Beijing U-Tiger Business”)	April 21, 2016	PRC	VIE’s subsidiary
Beijing Chenhao Technology Co., LTD. (“Beijing Chenhao”)	August 11, 2016	PRC	VIE’s subsidiary
Beijing Zhijianfengyi Information Technology Co., Ltd (“Beijing ZJFY”)	January 25, 2018	PRC	VIE’s subsidiary
Shenzhen Xiang Shang Hu Xun Technology Co., LTD (“HuXun”)	June 20, 2018	PRC	VIE’s subsidiary
Beijing Yixin Xiangshang Technology Co.,LTD (“Beijing Xiangshang”)[1]	September 05, 2018	PRC	VIE’s subsidiary
Guangzhou U-Tiger Technology Co., LTD (“Guangzhou U Tiger”)	December 24, 2018	PRC	VIE’s subsidiary

1 In May 2022, the name of “Beijing Huyi Technology Co., Ltd” was changed to “Beijing Yixin Xiangshang Technology Co.,LTD”.

2 Up Fintech International Limited owns 85% percentage of the shares of Hangzhou U-Tiger, and the holder of the remaining 15% has pledged its voting interest to Up Fintech International Limited, which as a result controls 100% of the voting power of this entity.

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

History of the Group and reorganization under identical common ownership

The Group’s history began in June 2014 with the commencement of operations of Beijing Rongke, as a limited liability company in PRC incorporated by Mr. Tianhua, Wu, Chief Executive Officer (the “CEO”). From December 2014 to January 2017, after the incorporation of the Beijing Rongke, series Angel, A, B, B+ investors (collectively, the “equity investors”) each acquired certain equity interest with preferential rights of Beijing Rongke.

In June 2018, the Company undertook a series of reorganization transactions to re-domicile its business from the PRC to the Cayman Islands (the “Re-domiciliation”). The main purpose of the Re-domiciliation was to establish a Cayman holding company for the existing business in preparation for its overseas initial public offering. At the same shareholding percentages and the rights of each shareholder were substantially the same in Beijing Rongke and the Company, the Re-domiciliation was accounted for as a reorganization of entities under common ownership. As a result, Beijing Rongke’s historical financial information was consolidated in the consolidated financial statements of the Group since the beginning of the periods presented.

The VIE arrangements

To provide the Company control over the VIEs and the rights to the expected residual returns of the VIEs and VIEs’ subsidiaries, on June 7, 2018, Beijing WFOE I, entered into a series of contractual arrangements with Beijing Rongke and its equity investors as described below, which were amended and restated on December 17, 2018 and October 11, 2022, respectively. On October 30, 2018, Beijing WFOE II entered into a series of substantially same contractual arrangements with Beijing Yiyi.

As a result of entering into these contractual agreements, the Company through its wholly owned subsidiaries, Beijing WFOE I and Beijing WFOE II (the “WOFEs”), has (1) power to direct the activities of the VIEs that most significantly affect the entities’ economic performance and (2) the right to receive economic benefits of the VIEs that could be significant to the VIEs. Accordingly, The Company is considered the primary beneficiary of the VIEs and consolidate the VIEs’ financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the exclusive business cooperation agreements and pay service fees to the Company. The ability to charge service fees in amounts determined at the Company’s sole discretion, and by ensuring that the exclusive business cooperation agreements are executed and renewed indefinitely, the Company has the right to receive substantially all of the economic benefits from the VIEs.

Agreements that were entered to provide the Company effective control over the VIEs

Exclusive Option Agreements. The respective equity investors of the VIEs entered into Exclusive Option Agreements with the WFOEs respectively, pursuant to which the equity investors of the VIEs grant the WFOEs an irrevocable and exclusive right to purchase or designate one or more persons to purchase the equity interests in the VIEs then held by the equity investors of the VIEs once or at multiple times at any time in part or in whole at the WFOEs’ sole and absolute discretion to the extent permitted by PRC laws. The standard equity interest purchase price is US$1.5 (RMB10). If a minimum price limited by PRC law applicable is more than US$1.5 (RMB10), the purchase price of the equity interest shall equal such minimum price. The agreement shall remain effective for a term of ten years and renewable at the WFOEs’ election.

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

The VIE arrangements (Continued)

Powers of Attorney. The equity investors of the VIEs signed the irrevocable Powers of Attorney to appoint the WFOEs as the attorney-in-fact to act on the equity investors’ behalf on all rights that the equity investors have in respect of their equity interest in the VIEs conferred by relevant laws and regulations and the articles of association of the VIEs. The rights include but not limited to attending shareholders meeting, exercising voting rights, designating and appointing on behalf of the equity investors, the legal representative (chairperson), the director, supervisor, the chief executive officer and other senior management members of the VIEs. Powers of attorney are coupled with an interest and shall be irrevocable and continuously valid from the date of execution of the Powers of Attorney.

Spousal Consent letters. The spouse of each married equity investors of the VIEs has signed a spousal consent letter, which unconditionally and irrevocably agreed not to assert any rights over the equity interest in the VIEs held by and registered in the name of their spouse. In addition, in the event that the spouse obtains any equity interest in the VIEs for any reason, they agreed to be bound by the contractual arrangements.

Commitment letters. The respective equity investors of the VIEs entered into Commitment letters with the WFOEs respectively. The equity investors of the VIEs undertake that, when exercising their options, they will refund, without any conditions, any amount and fees to the WFOEs which exceed the share purchase price provided in the Exclusive Option Agreements.

Agreements that were entered to transfer economic benefits to the Company

Exclusive Business Cooperation Agreements. The WFOEs entered into Exclusive Business Cooperation Agreements with the VIEs and their equity investors. Under the agreements, VIEs agree to appoint the WFOEs as their exclusive services provider to provide the business support, technical and consulting services at a determined price. The WFOEs shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of the agreement. The annual service fee should not be less than 99% of VIEs’ total net profit and could be decided and adjusted by the WFOEs. The service agreements shall remain effective for ten years. The WFOEs has the right to unilaterally extend the agreement and the VIEs shall accept the extended term unconditionally.

Equity Pledge Agreements. The equity investors of the VIEs entered into Equity Pledge Agreements with the WFOEs, under which the equity investors pledged all of the equity interest in the VIEs to the WFOEs to ensure that the WFOEs collect all payments due by the VIEs, including without limitation the consulting and service fees regularly from the VIEs under the Exclusive Business Cooperation Agreements. The WFOEs shall have the right to collect dividends generated by the equity interest during the term of pledge. If any event of default, the WFOEs, as the pledgee, will be entitled to take possession of the equity interest pledged and to dispose of the pledged equity interest. The Equity Pledge Agreements remain continuously valid until all payments due under the Exclusive Business Cooperation Agreements have been fulfilled by the VIEs.

Risks in relation to the VIE structure

The Company believes that the WFOEs’ contractual arrangements with the VIEs and their respective subsidiaries are in compliance with PRC laws and are legally enforceable. The equity investors of the VIEs are also major shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

Risks in relation to the VIE structure (Continued)

The Company’s ability to control the VIEs also depends on the Powers of attorney. The WFOEs have to vote on all matters requiring shareholders’ approval in the VIEs. As noted above, the Company believes this Powers of attorney is legally enforceable but may not be as effective as direct equity ownership.

The shareholders are required to complete the registration of the equity pledge under the agreements with competent government authorities. In case any of the shareholders is in breach, the WFOEs will be entitled to certain right, including the right to dispose the pledged equity interest and to receive proceeds from the auction or sale of the pledge equity interests. The Company has completed the registration of the equity pledges relating to the VIEs with the local government authorities.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could:

•
revoke the Group’s business and operating licenses;
•
require the Group to discontinue or restrict its operations;
•
restrict the Group’s right to collect revenues;
•
restrict or prohibit the Group to finance its business and operations in China;
•
require the Group to restructure the operations;
•
impose additional conditions or requirements with which the Group might not be able to comply, levy fines, confiscate the Group’s income or the income of its PRC subsidiary or affiliated PRC entities; or
•
take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs, VIEs’ subsidiaries, or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs and VIEs’ subsidiaries. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, the WFOEs, the VIEs and their respective subsidiaries.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany balances and transactions eliminated between the VIEs and VIEs’ subsidiaries:

	As of December 31,
	2021	2022
	US$	US$
Current assets	51,873,657	58,095,337
Non-current assets	16,083,322	12,145,470
Total assets	67,956,979	70,240,807
Current liabilities	25,422,094	29,848,034
Non-current liabilities	6,858	640,527
Total liabilities	25,428,952	30,488,561

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

Risks in relation to the VIE structure (Continued)

	For the years ended December, 31
	2020	2021	2022
	US$	US$	US$
Total revenues	16,191,693	65,295,325	44,382,701
Net loss	(7,524,524)	(700,720)	(8,220,848)

	For the years ended December, 31
	2020	2021	2022
	US$	US$	US$
Net cash (used in) provided by operating activities	(597,323)	18,431,299	(1,552,547)
Net cash provided by (used in) investing activities	646,647	(4,048,620)	(416,486)
Net cash provided by (used in) financing activities	311,688	(5,091,778)	3,760,937

Total assets as of December 31, 2021 and 2022 disclosed above include amounts due from affiliated companies within the Group, amounting to US$29,039,312 and US$38,288,706, respectively. Total liabilities as of December 31, 2021 and 2022 disclosed above include amounts due to the internal companies amounting to US$8,752,699 and US$17,552,417, respectively. During 2020, 2021 and 2022, the VIEs earned inter-company total revenues amounting to US$13,565,810, US$60,971,555 and US$40,966,619, respectively. All of these intercompany balances and transactions have been eliminated in consolidation.

The Group’s main revenues were mostly generated from its wholly owned subsidiaries in New Zealand, Singapore, PRC and the United States for the years ended December 31, 2020, 2021, and 2022. Most of Group’s consolidated VIEs and their subsidiaries operate business in the PRC and their main functions are to support Group’s licensed/registered entities in New Zealand, Singapore, and the United States (“Licensed Entities”). Certain of the costs generated by VIEs and their subsidiaries are covered by these Licensed Entities through inter-company transactions, and the Group expect that the Licensed Entities will cover a substantial majority of such costs in the future. In general, the holding company transfers funds from financing (including funds from its IPO, follow-on equity offerings, and offerings of convertible bonds, as applicable) to Licensed Entities in the form of capital injections or loans to support their business expansion. These Licensed Entities pay the Group’s consolidated VIEs and their subsidiaries periodically for the services rendered through inter-company transactions, pursuant to the terms of the contractual arrangements between them.

The Company’s subsidiaries and consolidated VIEs did not declare nor distribute any dividends or distributions for the years ended December 31, 2020, 2021 and 2022. Additionally, the holding company did not declare nor distribute any dividends or distribution for the years ended December 31, 2020, 2021 and 2022.

There are no consolidated VIEs’ assets that are collateralized for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets.